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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011
                                               ________________________________

Check here if Amendment [_] Amendment Number: ________________________________

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Zweig Advisers LLC
         ____________________________________________________________

Address: 100 Pearl Street, Hartford, CT 06103
         ____________________________________________________________


Form 13F File Number: 028-2621
                      ___________________________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kevin J. Carr
         ____________________________________________________________

Title:   Vice President and Secretary
         ____________________________________________________________

Phone:   (860) 263-4791
         ____________________________________________________________


Signature, Place and Date of Signing:

   /s/ Kevin J. Carr             Hartford, CT             February 14, 2012
_______________________    ________________________    _______________________
      (Signature)               (City, State)                  (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting Manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F Summary Page


                                Report Summary:


Number of Other Included Managers:      0
                                        _______________________________________

Form 13F Information Table Entry Total: 68
                                        _______________________________________

Form 13F Information Table Value Total: $493,767
                                        _______________________________________
                                                    (thousands)

List of Other Included Managers:
NONE

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                          FORM 13F INFORMATION TABLE
                     REPORTING MANAGER: Zweig Advisers LLC
                   FOR THE QUARTER ENDED: December 31, 2011

COLUMN 1                         COLUMN 2    COLUMN 3  COLUMN 4 COLUMN 5            COLUMN 6  COLUMN 7       COLUMN 8
--------                      -------------- --------- -------- ---------          ---------- -------- ---------------------
                                                                                                         VOTING AUTHORITY
                                                                                                       ---------------------
                                                                SHARES OR
                                 TITLE OF               VALUE   PRINCIPAL SH/ PUT/ INVESTMENT  OTHER     SOLE    SHARED NONE
       NAME OF ISSUER             CLASS       CUSIP    (x1000)   AMOUNT   PRN CALL DISCRETION MANAGER    (A)      (B)   (C)
       --------------         -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ABBOTT LABS                   COM            002824100  10,515    187,000 SH          SOLE               187,000
ALASKA AIR GROUP INC          COM            011659109   7,659    102,000 SH          SOLE               102,000
ALTRIA GROUP INC              COM            02209S103  11,326    382,000 SH          SOLE               382,000
AMAZON COM INC                COM            023135106  10,905     63,000 SH          SOLE                63,000
APPLE INC                     COM            037833100  16,889     41,700 SH          SOLE                41,700
AT&T INC                      COM            00206R102   1,754     58,000 SH          SOLE                58,000
AUTOZONE INC                  COM            053332102   7,377     22,700 SH          SOLE                22,700
BANK OF AMERICA CORPORATION   COM            060505104   5,988  1,077,000 SH          SOLE             1,077,000
BIOGEN IDEC INC               COM            09062X103   8,584     78,000 SH          SOLE                78,000
BRISTOL MYERS SQUIBB CO       COM            110122108   1,868     53,000 SH          SOLE                53,000
CATERPILLAR INC DEL           COM            149123101   9,785    108,000 SH          SOLE               108,000
CENTURYLINK INC               COM            156700106   1,860     50,000 SH          SOLE                50,000
CF INDS HLDGS INC             COM            125269100   9,569     66,000 SH          SOLE                66,000
CHESAPEAKE ENERGY CORP        COM            165167107   8,894    399,000 SH          SOLE               399,000
CHEVRON CORP NEW              COM            166764100  10,959    103,000 SH          SOLE               103,000
CITIGROUP INC                 COM NEW        172967424   5,157    196,000 SH          SOLE               196,000
CLIFFS NATURAL RESOURCES INC  COM            18683K101   8,791    141,000 SH          SOLE               141,000
COMCAST CORP NEW              CL A           20030N101   9,365    395,000 SH          SOLE               395,000
CONOCOPHILLIPS                COM            20825C104  11,513    158,000 SH          SOLE               158,000
CONTINENTAL RESOURCES INC     COM            212015101   3,802     57,000 SH          SOLE                57,000
CUMMINS INC                   COM            231021106   8,890    101,000 SH          SOLE               101,000
DARDEN RESTAURANTS INC        COM            237194105  11,760    258,000 SH          SOLE               258,000
DEERE & CO                    COM            244199105   9,746    126,000 SH          SOLE               126,000
DU PONT E I DE NEMOURS & CO   COM            263534109  10,850    237,000 SH          SOLE               237,000
DUKE ENERGY CORP NEW          COM            26441C105   1,958     89,000 SH          SOLE                89,000
EBAY INC                      COM            278642103   1,600      5,000 SH  CALL    SOLE                 5,000
EXPRESS SCRIPTS INC           COM            302182100   5,854    131,000 SH          SOLE               131,000
FIRSTENERGY CORP              COM            337932107   1,816     41,000 SH          SOLE                41,000
FOSTER WHEELER AG             COM            H27178104   5,723    299,000 SH          SOLE               299,000
FREEPORT-MCMORAN COPPER & GO  COM            35671D857  10,080    274,000 SH          SOLE               274,000
GILEAD SCIENCES INC           COM            375558103   8,473    207,000 SH          SOLE               207,000
GOLDMAN SACHS GROUP INC       COM            38141G104   7,777     86,000 SH          SOLE                86,000
HALLIBURTON CO                COM            406216101   9,559    277,000 SH          SOLE               277,000
HCP INC                       COM            40414L109   1,823     44,000 SH          SOLE                44,000
HEINZ H J CO                  COM            423074103   1,783     33,000 SH          SOLE                33,000
INTEL CORP                    COM            458140100  10,937    451,000 SH          SOLE               451,000
INTERNATIONAL BUSINESS MACHS  COM            459200101   9,562     52,000 SH          SOLE                52,000
KIMBERLY CLARK CORP           COM            494368103   1,839     25,000 SH          SOLE                25,000
LEGGETT & PLATT INC           COM            524660107   1,682     73,000 SH          SOLE                73,000
LILLY ELI & CO                COM            532457108   1,953     47,000 SH          SOLE                47,000
LINCOLN NATL CORP IND         COM            534187109   8,972    462,000 SH          SOLE               462,000
LOCKHEED MARTIN CORP          COM            539830109   1,699     21,000 SH          SOLE                21,000
LULULEMON ATHLETICA INC       COM            550021109   7,746    166,000 SH          SOLE               166,000
MCDONALDS CORP                COM            580135101   9,933     99,000 SH          SOLE                99,000
MEADWESTVACO CORP             COM            583334107   1,827     61,000 SH          SOLE                61,000
MONSANTO CO NEW               COM            61166W101   9,109    130,000 SH          SOLE               130,000
NEW YORK CMNTY BANCORP INC    COM            649445103   1,769    143,000 SH          SOLE               143,000
NUCOR CORP                    COM            670346105  10,011    253,000 SH          SOLE               253,000
OCCIDENTAL PETE CORP DEL      COM            674599105   9,183     98,000 SH          SOLE                98,000
PAYCHEX INC                   COM            704326107   1,746     58,000 SH          SOLE                58,000
PEPSICO INC                   COM            713448108  10,085    152,000 SH          SOLE               152,000
PETROLEO BRASILEIRO SA PETRO  SPONS. ADR     71654V408   4,746    191,000 SH          SOLE               191,000
POTASH CORP SASK INC          COM            73755L107   8,916    216,000 SH          SOLE               216,000
QUALCOMM INC                  COM            747525103   9,955    182,000 SH          SOLE               182,000
SANDISK CORP                  COM            80004C101   7,628    155,000 SH          SOLE               155,000
SCHLUMBERGER LTD              COM            806857108   9,290    136,000 SH          SOLE               136,000
SELECT SECTOR SPDR TR         SBI CONS STPLS 81369Y308   7,895    243,000 SH          SOLE               243,000
SELECT SECTOR SPDR TR         SBI HEALTHCARE 81369Y209   7,389    213,000 SH          SOLE               213,000
SELECT SECTOR SPDR TR         SBI INT-UTILS  81369Y886   5,505    153,000 SH          SOLE               153,000
TEMPLETON DRAGON FD INC       COM            88018T101   7,788    306,000 SH          SOLE               306,000
TOTAL S A                     SPONS. ADR     89151E109   1,789     35,000 SH          SOLE                35,000
UNION PAC CORP                COM            907818108  10,700    101,000 SH          SOLE               101,000
UNITED CONTL HLDGS INC        COM            910047109   7,756    411,000 SH          SOLE               411,000
UNITEDHEALTH GROUP INC        COM            91324P102   9,731    192,000 SH          SOLE               192,000
VERIZON COMMUNICATIONS INC    COM            92343V104  11,474    286,000 SH          SOLE               286,000
VISA INC                      COM CL A       92826C839   9,341     92,000 SH          SOLE                92,000
WHITING PETE CORP NEW         COM            966387102   3,969     85,000 SH          SOLE                85,000
WILLIAMS COS INC DEL          COM            969457100  11,590    351,000 SH          SOLE               351,000